Acquisition of businesses and purchase accounting - Acquisition Related Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Acquisition of businesses and purchase accounting
Acquisition Professional Fees	$ 233	$ 89
Cooley Medical Equipment, Inc.
Acquisition of businesses and purchase accounting
Acquisition Professional Fees		41
Acadia Medical Supply, Inc.
Acquisition of businesses and purchase accounting
Acquisition Professional Fees		22
Health Technology Resources, L.L.C.
Acquisition of businesses and purchase accounting
Acquisition Professional Fees		$ 26
Sleepwell, LLC
Acquisition of businesses and purchase accounting
Acquisition Professional Fees	81
Mayhugh Drugs, Inc.
Acquisition of businesses and purchase accounting
Acquisition Professional Fees	53
Med Supply Center, Inc.
Acquisition of businesses and purchase accounting
Acquisition Professional Fees	25
Semo Drug-Care Plus of Mo. Inc
Acquisition of businesses and purchase accounting
Acquisition Professional Fees	25
Oxygen Plus, Inc.
Acquisition of businesses and purchase accounting
Acquisition Professional Fees	24
Medical West Healthcare.
Acquisition of businesses and purchase accounting
Acquisition Professional Fees	$ 25